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IDS Small
Company
Index Fund

1999 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

(icon of) ruler

The goal of IDS Small Company Index Fund, a part of IDS Market Advantage Series, Inc., is to achieve long-term capital appreciation. The Fund attempts to mirror the performance of the Standard & Poor's Small Capitalization Stock Index(R) (S&P SmallCap 600 Index(R)) by investing in all or a representative group of the equity securities comprising that Index.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

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Good Things,
Small Packages

When people talk stocks, the conversation often centers on big, household names. But the fact is that all companies were small once, and, as a group, the small ones have actually provided a greater investment return than their more-sizable siblings over the long run. Instead of trying to sort out the most likely winners from the huge number of contenders, IDS Small Company Index Fund simply buys a representative sample of stocks from a popular index. Therefore, as the index performs, so, too, should the Fund.

IDS SMALL COMPANY INDEX FUND (This annual report is not part of the prospectus.)

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Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report                            10
Financial Statements                                    11
Notes to Financial Statements                           14
Investments in Securities                               20
Federal Income Tax Information                          40

1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 4p
Past Performance                                      6p
Fees and Expenses                                     8p
Management                                            9p
Buying and Selling Shares                             9p
Valuing Fund Shares                                   9p
Investment Options                                   10p
Purchasing Shares                                    11p
Sales Charges                                        14p
Exchanging/Selling Shares                            18p
Distributions and Taxes                              23p
Personalized Shareholder
  Information                                        25p
About the Company                                    26p
Quick Telephone Reference                            28p
Financial Highlights                                 29p

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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(picture of) Arne H. Carlson

Arne H. Carlson
Chairman of the board

From the Chairman

It is an honor for me to join the IDS Mutual Fund Group as chairman of the board and chief executive officer for each of the funds. I have served for the past eight years as governor of Minnesota and also for the past 20 years as a constitutional officer responsible for the pension investments made on behalf of governmental employees. My responsibility in the coming years is to serve your interests.

By law, half the members of a mutual fund board must be independent of their investment manager and distributor. I am one of those persons. I am not an employee of American Express Financial Corporation, nor do I own stock in American Express Company. Both are fine companies, but the law clearly states that to fully represent your interests I must be independent.

Having said that, I have a great deal of respect for the capabilities of American Express Financial Corporation and for the services it provides investors. Your financial advisor assists you in financial planning, conducts regular investment reviews, and responds to your questions and needs. This is a very personal service that makes AEFCa partner in your financial future. I know that AEFC has an investment focus on the long-term performance of our economy. AEFC wants you to participate in that growth. Our board is here to serve you and to represent your interests in a professional manner.

Arne H. Carlson


(picture of) James M. Johnson, Jr.

James M. Johnson, Jr.
Portfolio manager

From the Portfolio Manager

Small stocks experienced substantial price swings during the past fiscal year, but in the end they finished the period about where they started. For IDS Small Company Index Fund's Class A shares, the ultimate result was a loss of 1.69% for the 12 months -- February 1998 through January 1999.

IDS SMALL COMPANY INDEX FUND (This annual report is not part of the prospectus.)

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The period began on an encouraging  note.  Thanks to dissipating  fear regarding the negative impact of the financial crisis in Asia and a continuation of the positive investment environment here at home, small stocks rose sharply during February and March. But, in keeping with the pattern of recent years, the rally soon petered out as investors began to return to the large, blue-chip stocks that have most often been at the forefront of the market's advance.

The environment for virtually all stocks changed in mid-summer, though, when the "Asian flu," the economic malady that first decimated Southeast Asia in the fall of 1997, resurfaced in Russia and Latin America. Worried that American companies' profits would suffer as a result of shrinking overseas business, investors engaged in widespread stock-selling that drove the broad market down by nearly 20%. Although small stocks are typically thought to be more sheltered from foreign economic weakness than big stocks, the fear in the stock market struck small stocks even harder.

RESOUNDING REBOUND
The tide would turn again, however. By September, the market was back on its feet and beginning to move forward. More important, small stocks were keeping up with their bigger brethren. The powerful rally lasted through December, by which time small stocks had made up most of the ground they lost during the late summer.

The most volatile stock sector during the 12 months was technology, which soared and sank with the mood of investors regarding potential fallout from the situation overseas. On the other side of the spectrum were the consumer staples such as food and drug stocks, whose relatively predictable earnings growth led to more consistent price performance. Financial services stocks, which include insurance, banking and brokerage, generally fared well, thanks to a decline in interest rates. Cyclicals, which include economically sensitive groups such as autos and retailers, proved to be a mixed bag. Those four categories made up about three-fourths of the Fund's investments, with roughly equal portions in each.

Looking toward the new fiscal year, on a profit-growth basis, small stocks as a whole continue to appear cheap compared with large stocks. Although history shows that such valuation gaps have eventually been closed, there is no way to pinpoint when this might happen. Therefore, given the speed at which the stock market has shifted gears in recent years, I think it's prudent that investors continue to maintain some exposure to the small-stock sector.

James M. Johnson, Jr.

(This annual report is not part of the prospectus.) ANNUAL REPORT - 1999

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Fund Facts


Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)

Jan. 31, 1999                  $6.11
Jan. 31, 1998                  $6.47
Decrease                       $0.36

Distributions -- Feb. 1, 1998 - Jan. 31, 1999
From income                    $0.10
From capital gains             $0.14
Total distributions            $0.24
Total return*                  -1.69%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 1999                  $6.00
Jan. 31, 1998                  $6.40
Decrease                       $0.40

Distributions -- Feb. 1, 1998 - Jan. 31, 1999
From income                    $0.10
From capital gains             $0.14
Total distributions            $0.24
Total return*                  -2.42%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 1999                  $6.12
Jan. 31, 1998                  $6.47
Decrease                       $0.35

Distributions -- Feb. 1, 1998 - Jan. 31, 1999
From income                    $0.10
From capital gains             $0.14
Total distributions            $0.24
Total return*                  -1.61%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

IDS SMALL COMPANY INDEX FUND (This annual report is not part of the prospectus.)

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The 10 Largest Holdings

                                      Percent                   Value
                                  (of net assets)       (as of Jan. 31, 1999)
 E*TRADE Group                          1.76%                $17,049,625
 Vitesse Semiconductor                  1.10                  10,673,468
 Sanmina                                 .95                   9,160,799
 MedImmune                               .77                   7,446,779
 Novellus Systems                        .73                   7,033,893
 Comair Holdings                         .69                   6,713,812
 Express Scripts Cl A                    .64                   6,233,099
 Mohawk Inds                             .64                   6,221,599
 SEI Investments                         .60                   5,813,813
 DeVry                                   .59                   5,752,087

For further detail about these holdings, please refer to the section entitled "Investments in Securities" herein.

(icon of) Pie chart
The 10 holdings listed here
make up 8.47% of net assets

(This annual report is not part of the prospectus.) ANNUAL REPORT - 1999

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o   your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.


IDS SMALL COMPANY INDEX FUND (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

How $10,000 has grown in IDS Small Company Index Fund

$20,000

                                                         X
                                                         S&P Small Cap
                                                           600 index


                                                                    X
                                                                  $12,203
                                                              IDS Small Company
                                                              Index Fund Class A
$9,500

9/1/96  10/96  1/97  4/97  7/97  10/97  1/98  4/98  7/98  10/98    1/99

Average annual total return (as of Jan. 31, 1999):
                                              1 year             Since inception
 Class A                                      -6.60%                  +8.88%
 Class B                                      -6.17%                  +9.28%
 Class Y                                      -1.61%                 +11.28%

Assumes: Holding period from 9/1/96 to 1/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $702. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see the Fund's total return compared to an unmanaged performance index, the S&P SmallCap 600 Index. In comparing IDS Small Company Index Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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The  financial   statements   contained  in  Post-Effective   Amendment  #19  to
Registration Statement No. 33-30770 filed on or about March 30th, 1999, are incorporated herein by reference.

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Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Small Company Index Fund
Year ended Jan. 31, 1999

Class A
Income distribution taxable as dividend income, 49.11% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.09561

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.14376
Total distributions                                             $0.23937

The distribution of $0.23937 per share, payable Dec. 23, 1998, consisted of $0.09561 from net short-term capital gains and $0.14376 from net long-term capital gains.

IDS SMALL COMPANY INDEX FUND (This annual report is not part of the prospectus.)

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Class B
Income distribution taxable as dividend income, 49.11% qualifying for deductions by corporations.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.09561

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.14376
Total distributions                                             $0.23937

The distribution of $0.23937 per share, payable Dec. 23, 1998, consisted of $0.09561 from net short-term capital gains and $0.14376 from net long-term capital gains.

Class Y
Income distribution taxable as dividend income, 49.11% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.09561

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.14376
Total distributions                                             $0.23937

The distribution of $0.23937 per share, payable Dec. 23, 1998, consisted of $0.09561 from net short-term capital gains and $0.14376 from net long-term capital gains.

(This annual report is not part of the prospectus.)   ANNUAL REPORT - 1999

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IDS Small Company Index Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN EXPRESS
Financial Advisors

                                                                 S-6357 E (3/99)
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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.